Note 16 - Shareholders' Equity - Components of Accumulated Other Comprehensive Income (Loss) Net of Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance	€ 25,158	€ 24,451
Balance	24,964	25,158
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance	(3,027)	(3,315)
Other comprehensive income (loss) before reclassifications
Reclassified from accumulated other comprehensive loss
Net current-period other comprehensive income (loss)	(146)	288
Balance	(3,173)	(3,027)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance	(577)	(634)
Other comprehensive income (loss) before reclassifications
Reclassified from accumulated other comprehensive loss
Net current-period other comprehensive income (loss)		57
Balance	(577)	(577)
AOCI Attributable to Parent [Member]
Balance	(3,604)	(3,949)
Other comprehensive income (loss) before reclassifications
Reclassified from accumulated other comprehensive loss
Net current-period other comprehensive income (loss)	(146)	345
Balance	€ (3,748)	€ (3,604)